Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended		12 Months Ended	18 Months Ended	24 Months Ended	30 Months Ended
	Nov. 02, 2023	Apr. 30, 2026	Apr. 30, 2024	Oct. 31, 2024	Apr. 30, 2025	Oct. 31, 2025	Apr. 30, 2026
Kingsbarn Dividend Opportunity ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Kingsbarn Dividend Opportunity ETF
Accumulated Value	$ 10,000		$ 11,876	$ 12,249	$ 10,999	$ 10,475	$ 9,980
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		11,972	13,658	13,421	16,588	17,588
MVIS US Mortgage REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MVIS US Mortgage REITs Index
Accumulated Value	10,000		10,801	11,850	11,701	12,548	13,741
MVIS US Business Development Companies Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MVIS US Business Development Companies Index
Accumulated Value	$ 10,000		$ 11,458	$ 11,843	$ 11,763	$ 11,728	$ 11,559